INVESTMENTS, Securitization Instruments (Details) S/ in Thousands, $ in Millions		Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)
Securitization Instruments [Abstract]
Balance of instruments		S/ 36,235,634	S/ 30,052,926
Securitization Instruments [Member]
Securitization Instruments [Abstract]
Balance of instruments		677,885	666,924
Certificates of Deposit BCRP [Member]
Securitization Instruments [Abstract]
Balance of instruments	[1]	10,935,253	7,019,479
Certificates of Deposit BCRP [Member] | The Soles [Member]
Securitization Instruments [Abstract]
Balance of investments			6,700
Certificates of Deposit BCRP [Member] | US Dollars [Member]
Securitization Instruments [Abstract]
Balance of investments | $				$ 1.8
Certificates of Deposit BCRP [Member] | Other Currencies [Member]
Securitization Instruments [Abstract]
Balance of investments			5,900
Certificates of Deposit BCRP [Member] | Colombia and Bolivia [Member]
Securitization Instruments [Abstract]
Balance of investments			573,200
Certificates of Deposit BCRP [Member] | Colombia and Bolivia [Member] | Other Currencies [Member]
Securitization Instruments [Abstract]
Balance of investments		462,600
Inmuebles Panamericana S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		153,034	133,079
ATN S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		77,666	77,047
Colegios Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		77,560	61,109
Multimercados Zonales S.A.C. [Member]
Securitization Instruments [Abstract]
Balance of instruments		53,540	47,643
Inmobiliaria Terrano S.A. y Operadora Portuaria S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		40,530	0
Costa De Sol S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		36,717	37,653
Nessus Hoteles Per S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		34,330	32,519
Concesionaria La Chira S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		27,457	25,906
Ferreyros S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		25,068	0
Redesur y Tesur [Member]
Securitization Instruments [Abstract]
Balance of instruments		24,504	27,718
Centro Comercial Plaza Norte S.A.C [Member]
Securitization Instruments [Abstract]
Balance of instruments		24,504	21,996
Compania de Turismo La Paz S.A.C [Member]
Securitization Instruments [Abstract]
Balance of instruments		24,174	23,375
Asociacion Civil San Juan Bautista [Member]
Securitization Instruments [Abstract]
Balance of instruments		23,565	24,122
Aeropuertos del Peru S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		14,730	30,301
Homecenters Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		0	22,804
Fabrica Nacional De Cemento S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments		0	22,529
Telefonica Celular de Bolivia S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments		0	21,470
Others [Member]
Securitization Instruments [Abstract]
Balance of instruments		S/ 40,506	S/ 57,653

[1]	As of December 31, 2023, the Group maintains 111,613 BCRP certificates of deposit. As of December 31, 2022, it held 70,253 BCRP certificates of deposit; which are instruments issued at a discount through public auction, negotiated in the Peruvian secondary market and payable in soles. The increase in the balance is mainly due to the acquisition of new instruments.